11. Capital Leases	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
Capital Leases

NOTE 11 – Capital Leases

During March 2017, the Company entered into a fleet capital lease. The Company at various times from March 2017 to March 31, 2018 leased automobiles through the lease agreement. The aggregate cost of the assets financed is $422,000 and for the year ended March 31, 2018 the Company recorded depreciation expense of $154,000. The present value of the minimum lease payments was calculated using discount rates of ranging from 9.7% to 10.9%. Lease payments, including amounts representing interest, amounted to $750 for the year ended March 31, 2017. Lease payments, including amounts representing interest, amounted to $168,000 for the year ended March 31, 2018. During the year ended March 31, 2018, the Company made principal and interest payments related to capital leases in the amounts of $132,000 and $37,000, respectively. The remaining principal balance on these obligations amounted to $291,000 at March 31, 2018, including $147,000 included in the current portion of capital lease obligations in the accompanying consolidated balance sheet.

The Company recorded interest expense in connection with these lease agreements in the amount of $36,000 for the year ended March 31, 2018.

Minimum capital lease payments due in years subsequent to March 31, 2018 are as follows:

For Years Ending March 31,
2019	$170,000
2020	149,000
Total minimum lease payments	$319,000
Less: amounts representing interest	(28,000)
Present value of minimum lease payments	291,000
Less: current portion	(147,000)
Long-term portion	$144,000